Series A-1 Convertible Preferred Stock transactions (Details)	Dec. 31, 2013
Series A-1 Convertible Preferred Stock transactions
Outstanding shares of the Series A-1 Convertible Preferred Stock	3,887,500
No of shares of Series A-1 Preferred Stock converted in the period	1,112,500
No of shares issued on conversion of preferred stock in the period	11,125,000